SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Significant Accounting Policies [Line Items]
Disclosure Of Basis Of Consolidation Explanatorys [text block]
The Parent Company has the following subsidiaries making up the Bank´s organizational structure, which is currently registered as a corporate group:

ENTITY	JURISDICTION OF INCORPORATION	BUSINESS	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK 2018	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK 2017	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK 2016
Fiduciaria Bancolombia S.A. Sociedad Fiduciaria	Colombia	Trust	98.81%	98.81%	98.81%
Banca de Inversión Bancolombia S.A. Corporación Financiera	Colombia	Investment banking	100.00%	100.00%	100.00%
Valores Bancolombia S.A. Comisionista de Bolsa	Colombia	Securities brokerage	100.00%	100.00%	100.00%
Renting Colombia S.A.S.	Colombia	Operating leasing	100.00%	100.00%	100.00%
Transportempo S.A.S.	Colombia	Transportation	100.00%	100.00%	100.00%
Valores Simesa S.A. (1)	Colombia	Investments	67.73%	68.57%	68.57%
Inversiones CFNS S.A.S.	Colombia	Investments	99.94%	99.94%	99.94%
BIBA Inmobiliaria S.A.S.	Colombia	Real estate broker	100.00%	100.00%	100.00%
FCP Fondo Colombia Inmobiliario. (2)	Colombia	Real estate broker	51.29%	63.47%	62.55%
Prosicol S.A.S. (3)	Colombia	Pre-operating stage	-	-	68.57%
Fideicomiso "Lote Abelardo Castro".	Colombia	Mercantil trust	67.39%	68.23%	68.23%
Bancolombia Panamá S.A.	Panama	Banking	100.00%	100.00%	100.00%
Sistemas de Inversiones y Negocios S.A. Sinesa	Panama	Investments	100.00%	100.00%	100.00%
Banagrícola S.A.	Panama	Investments	99.16%	99.16%	99.16%
Banistmo S.A.	Panama	Banking	100.00%	100.00%	100.00%
Banistmo Investment Corporation S.A.	Panama	Trust	100.00%	100.00%	100.00%
Financomer S.A.	Panama	Financial services	100.00%	100.00%	100.00%
Leasing Banistmo S.A.	Panama	Leasing	100.00%	100.00%	100.00%
Valores Banistmo S.A.	Panama	Purchase and sale of securities	100.00%	100.00%	100.00%
Suvalor Panamá Fondos de Inversión S.A.	Panama	Holding	100.00%	100.00%	100.00%

ENTITY	JURISDICTION OF INCORPORATION	BUSINESS	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK 2018	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK 2017	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK 2016
Suvalor Renta Fija Internacional Largo Plazo S.A.	Panama	Collective investment fund	100.00%	100.00%	100.00%
Suvalor Renta Fija Internacional Corto Plazo S.A.	Panama	Collective investment fund	100.00%	100.00%	100.00%
Banistmo Asset Management Inc. (4)	Panama	Purchase and sale of securities	-	-	100.00%
Banistmo Capital Markets Group Inc. (5)	Panama	Purchase and sale of securities	100.00%	100.00%	100.00%
Van Dyke Overseas Corp. (6)	Panama	Real estate broker	-	100.00%	100.00%
Inmobiliaria Bickford S.A. (6)	Panama	Real estate broker	-	100.00%	100.00%
Williamsburg International Corp. (6)	Panama	Real estate broker	-	100.00%	100.00%
Anavi Investment Corporation S.A. (5)	Panama	Real estate broker	100.00%	100.00%	100.00%
Desarrollo de Oriente S.A. (5)	Panama	Real estate broker	100.00%	100.00%	100.00%
Steens Enterpresies S.A. (5)	Panama	Portfolio holder	100.00%	100.00%	100.00%
Ordway Holdings S.A. (5)	Panama	Real estate broker	100.00%	100.00%	100.00%
Grupo Agromercantil Holding S.A.	Panama	Holding	60.00%	60.00%	60.00%
Banco Agrícola S.A.	El Salvador	Banking	97.36%	97.36%	97.36%
Arrendadora Financiera S.A. Arfinsa	El Salvador	Leasing	97.37%	97.37%	97.36%
Credibac S.A. de C.V.	El Salvador	Credit card services	97.36%	97.36%	97.36%
Valores Banagrícola S.A. de C.V.	El Salvador	Securities brokerage	98.89%	98.89%	98.89%
Inversiones Financieras Banco Agrícola S.A IFBA	El Salvador	Investments	98.89%	98.89%	98.89%
Gestora de Fondos de Inversión Banagricola S.A.	El Salvador	Administers investment funds	98.89%	98.89%	98.89%
Arrendamiento Operativo CIB S.A.C. (7)	Peru	Operating leasing	100.00%	100.00%	100.00%
Fondo de Inversión en Arrendamiento Operativo - Renting Perú (8)	Peru	Car Rental	-	100.00%	100.00%
Capital Investments SAFI S.A. (8)	Peru	Trust	-	100.00%	100.00%
FiduPerú S.A. Sociedad Fiduciaria (7)	Peru	Trust	98.81%	98.81%	98.81%
Leasing Perú S.A. (8)	Peru	Leasing	-	100.00%	100.00%
Banagrícola Guatemala S.A .(8)	Guatemala	Outsourcing	-	99.16%	99.16%
Banco Agromercantil de Guatemala S.A.	Guatemala	Banking	60.00%	60.00%	60.00%
Seguros Agromercantil de Guatemala S.A.	Guatemala	Insurance company	59.17%	59.17%	59.17%
Financiera Agromercantil S.A.	Guatemala	Financial services	60.00%	60.00%	60.00%
Agrovalores S.A.	Guatemala	Securities brokerage	60.00%	60.00%	60.00%
Tarjeta Agromercantil S.A. (8)	Guatemala	Credit Card	-	60.00%	60.00%
Arrendadora Agromercantil S.A.	Guatemala	Operating Leasing	60.00%	60.00%	60.00%
Agencia de Seguros y Fianzas Agromercantil S.A.	Guatemala	Insurance company	60.00%	60.00%	60.00%
Asistencia y Ajustes S.A.	Guatemala	Services	60.00%	60.00%	60.00%
Serproba S.A.	Guatemala	Maintenance and remodelling services	60.00%	60.00%	60.00%
Servicios de Formalización S.A.	Guatemala	Loans formalization	60.00%	60.00%	60.00%

ENTITY	JURISDICTION OF INCORPORATION	BUSINESS	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK 2018	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK 2017	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK 2016
Conserjeria, Mantenimiento y Mensajería S.A.	Guatemala	Maintenance services	60.00%	60.00%	60.00%
Media Plus S.A. (8)	Guatemala	Advertising and marketing	-	60.00%	60.00%
Mercom Bank Ltd.	Barbados	Banking	60.00%	60.00%	60.00%
New Alma Enterprises Ltd.	Bahamas	Investments	60.00%	60.00%	60.00%
Bancolombia Puerto Rico Internacional Inc.	Puerto Rico	Banking	100.00%	100.00%	100.00%
Bancolombia Caymán S.A.	Cayman Islands	Banking	100.00%	100.00%	100.00%
Bagrícola Costa Rica S.A.	Costa Rica	Outsourcing	99.16%	99.16%	99.16%

(1)	The decrease in the shareholding is due to the repurchase of outstanding stock by the subsidiary.
(2)	During 2018, the Bank's shareholding decreased in the subsidiary's capitalization process.
(3)	Investment sold by Valores Simesa during 2017.
(4)	Investment absorbed by Banistmo Capital Markets Group, Inc. during 2017.
(5)	Investments in non-operational stage.
(6)	Investment absorbed by Banistmo Capital Markets Group, Inc. during 2018.
(7)	Investment classified as assets held for sale. See Note 12 Assets held for sale and Inventories.
(8)	Investment liquidated during 2018.

Disclosure of detailed information about the consolidated funds [text block]
The Bank consolidates the following funds:

Name	Country	% of ownership interest held by the Bank, 2018	% of ownership interest held by the Bank, 2017	% of ownership interest held by the Bank, 2016	Assets managed
					December 2018	December 2017
FCP Fondo Colombia Inmobiliario	Colombia	51.29%	63.47%	62.55%	3,205,133	2,698,224
Fideicomiso “lote Abelardo Castro”	Colombia	67.39%	68.23%	68.23%	11,616	10,343
Suvalor Panamá Fondo de Inversión	Panamá	100.00%	100.00%	100.00%	244	224
Fondo de Inversión en Arrendamiento Operativo Renting Perú	Perú	-	100.00%	100.00%	-	-

Disclosure of effect of changes in foreign exchange rates [text block]
The table below sets forth the exchange rate used by the Bank and its subsidiaries to convert statement of financial position accounts and transactions in U.S. dollar into Colombian pesos:

	December 31, 2018	December 31, 2017	December 31, 2016
Closing exchange rate	3,249.75	2,984.00	3,000.71
Average rate for the period ended at	2,956.55	2,951.21	3,053.20

Disclosure of detailed information about the degree of credit risk in three different phases	The model is structured in three phases in which the financial asset or group of financial assets can be categorized, from its initial recognition, considering the degree of credit risk and the circumstances that have produced a significant increase in it.

Stage 1 (Initial recognition) 12-month expected credit losses	Stage 2 (Significant increase in credit risk since initial recognition) Lifetime expected credit losses	Stage 3 (Credit-impaired assets) Lifetime expected credit losses

Disclosure of detailed information about the credit loss measurement and participation of loan and receivables text block
The following table show the participation for each of the stages and the distribution of stage 2 is detailed for the reasons that represent the significant increase credit risk.

Portfolio	Stage 1	Stage 2					Stage 3
		Threshold	Watch List	Restructured	More Than 30 Days	Total
Commercial	89.2%	29.5%	61.4%	3.6%	5.5%	3.1%	7.7%
Consumer	88.9%	67.4%	0.8%	9.7%	22.1%	5.9%	5.3%
Mortgage	88.2%	65.5%	0.0%	11.3%	23.1%*	7.2%	4.7%
Total Portfolio	89.0%	48.1%	30.7%	7.1%	14.1%	4.2%	6.8%

Disclosure of detailed information about the projections of macroeconomic variables [Table Text Block]
The following table sets forth the main macroeconomic variables that are used to incorporate the prospective information and its projections:

Scenarios Macroeconomic Projections Colombia
Base Scenario
	GDP growth	Inflation	Monetary Policy Rate	Unemployment	Exchange rate	Exports	Imports
2017	1.8%	4.1%	4.8%	9.6%	2,992	37,385	46,076
2018	2.6%	3.4%	4.3%	9.3%	3,060	43,035	50,140
2019	3.2%	3.4%	4.8%	8.8%	3,130	47,290	54,960
2020	3.4%	3.2%	5.3%	8.7%	3,260	46,072	59,352
2021	3.1%	3.1%	5.0%	8.6%	3,320	44,548	60,539
2022	3.3%	3.0%	4.8%	8.5%	3,370	48,213	62,658
2023	3.4%	3.0%	4.8%	8.3%	3,430	52,574	65,791

Optimistic Scenario
	GDP growth	Inflation	Monetary Policy Rate	Unemployment	Exchange rate	Exports	Imports
2017	1.8%	4.1%	4.8%	9.6%	2,992	37,385	46,076
2018	2.7%	3.1%	4.0%	9.3%	3,010	44,483	51,927
2019	3.9%	3.1%	4.3%	8.7%	3,000	49,381	57,541
2020	4.7%	2.7%	4.5%	8.4%	3,070	48,275	64,841
2021	4.3%	2.6%	4.3%	8.2%	3,090	46,630	63,825
2022	4.3%	2.6%	4.0%	8.0%	3,110	50,338	66,443
2023	4.6%	2.5%	4.0%	7.7%	3,130	54,700	69,576

Pessimistic Scenario
	GDP growth	Inflation	Monetary Policy Rate	Unemployment	Exchange rate	Exports	Imports
2017	1.8%	4.1%	4.8%	9.6%	2,992	37,385	46,076
2018	2.4%	3.7%	4.5%	9.4%	3,140	40,310	48,272
2019	2.5%	4.0%	5.3%	9.1%	3,360	41,973	52,285
2020	2.6%	3.7%	5.8%	9.0%	3,600	40,307	56,570
2021	2.1%	3.6%	5.5%	9.0%	3,740	39,946	57,905
2022	2.1%	3.6%	5.3%	9.1%	3,860	42,985	59,961
2023	2.1%	3.5%	5.3%	9.0%	3,990	47,347	63,094

Scenarios Macroeconomic Projections Panama
Base Scenario
	GDP growth	Inflation	Unemployment	Exports	Imports	Current Account Deficit
2017	5.4%	0.4%	6.0%	24,933	26,961	-8.0%
2018	3.7%	1.0%	6.5%	27,973	28,370	-5.8%
2019	5.1%	1.4%	7.2%	29,997	29,651	-4.1%
2020	4.9%	1.5%	7.5%	30,947	30,897	-4.0%
2021	4.6%	1.6%	7.9%	31,647	32,271	-3.0%
2022	4.5%	1.7%	8.2%	32,247	33,417	-3.6%
2023	4.6%	1.8%	8.5%	32,537	34,664	-3.5%

Optimistic Scenario
	GDP growth	Inflation	Unemployment	Exports	Imports	Current Account Deficit
2017	5.4%	0.4%	6.0%	24,933	26,961	-8.0%
2018	4.1%	1.0%	6.2%	28,373	28,170	-5.8%
2019	5.4%	1.3%	7.1%	30,597	28,751	-3.9%
2020	5.2%	1.5%	7.3%	31,347	29,697	-3.6%
2021	4.9%	1.6%	7.6%	32,047	31,071	-2.7%
2022	4.8%	1.6%	7.9%	32,767	32,217	-2.7%
2023	4.9%	1.6%	8.0%	33,097	33,464	-2.4%

Pessimistic Scenario
	GDP growth	Inflation	Unemployment	Exports	Imports	Current Account Deficit
2017	5.4%	0.4%	6.0%	24,933	26,961	-8.0%
2018	3.6%	1.0%	6.9%	28,197	28,370	-5.8%
2019	4.7%	1.7%	7.6%	29,197	30,851	-4.8%
2020	4.5%	1.9%	7.9%	29,647	32,097	-4.5%
2021	4.2%	1.9%	8.3%	30,047	33,471	-4.3%
2022	4.1%	2.0%	8.6%	30,147	34,617	-4.4%
2023	4.2%	2.2%	8.9%	31,737	35,864	-4.5%

Scenarios Macroeconomic Projections El Salvador
Base Scenario
	GDP growth	Inflation	Exports	Imports	Current Account Deficit	Fiscal Budget Balance
2017	2.3%	2.0%	5,760	10,593	-2.0%	-2.3%
2018	2.7%	1.9%	5,939	11,883	-3.3%	-2.3%
2019	2.5%	1.8%	6,355	12,714	-3.4%	-2.4%
2020	2.2%	1.9%	6,884	13,370	-3.5%	-2.2%
2021	2.0%	1.9%	7,264	13,911	-3.6%	-2.2%
2022	2.1%	1.9%	7,746	14,416	-3.5%	-2.1%
2023	2.2%	2.0%	8,255	14,964	-3.4%	-2.1%

Optimistic Scenario
	GDP growth	Inflation	Exports	Imports	Current Account Deficit	Fiscal Budget Balance
2017	2.3%	2.0%	5,760	10,593	-2.0%	-2.3%
2018	3.2%	2.4%	5,969	11,935	-3.1%	-0.8%
2019	3.6%	2.4%	6,503	12,987	-3.0%	-0.9%
2020	3.5%	2.7%	7,055	13,670	-3.1%	-0.8%
2021	3.2%	2.9%	7,455	14,228	-3.2%	-0.8%
2022	3.4%	3.1%	7,952	14,744	-3.1%	-0.8%
2023	3.5%	3.2%	8,472	15,304	-3.0%	-0.8%

Pessimistic Scenario
	GDP growth	Inflation	Exports	Imports	Current Account Deficit	Fiscal Budget Balance
2017	2.3%	2.0%	5,760	10,593	-2.0%	-2.3%
2018	2.3%	1.5%	5,910	11,832	-3.3%	-3.5%
2019	1.8%	1.1%	6,207	12,442	-3.7%	-3.8%
2020	1.4%	1.1%	6,712	13,070	-3.8%	-3.6%
2021	1.1%	1.0%	7,073	13,594	-3.9%	-3.5%
2022	1.3%	0.8%	7,541	14,087	-3.8%	-3.4%
2023	1.4%	0.7%	8,039	14,623	-3.7%	-3.5%

Scenarios Macroeconomic Projections Guatemala
Base Scenario
	GDP growth	Inflation	Exchange rate	Exports	Imports	Fiscal Budget Balance
2017	2.8%	5.7%	7.34	10,983	18,389	-3.7%
2018	3.0%	4.2%	7.77	10,730	19,171	-1.7%
2019	3.3%	4.0%	7.90	10,369	18,937	-1.6%
2020	3.2%	3.7%	8.00	10,354	18,816	-1.4%
2021	3.0%	4.4%	8.09	10,769	19,399	-1.3%
2022	3.2%	4.3%	8.19	11,199	20,563	-1.2%
2023	3.3%	4.2%	8.28	11,569	21,242	-1.2%

Optimistic Scenario
	GDP growth	Inflation	Exchange rate	Exports	Imports	Fiscal Budget Balance
2017	2.8%	5.7%	7.34	10,983	18,389	-3.7%
2018	3.2%	3.7%	7.50	10,798	19,259	-1.2%
2019	4.4%	3.5%	7.52	10,656	19,290	-0.9%
2020	4.4%	2.8%	7.50	10,642	19,169	-0.8%
2021	4.4%	3.2%	7.51	11,056	19,752	-0.7%
2022	4.4%	3.4%	7.51	11,719	20,443	-0.7%
2023	4.4%	3.3%	7.53	12,235	21,343	-0.7%

Pessimistic Scenario
	GDP growth	Inflation	Exchange rate	Exports	Imports	Fiscal Budget Balance
2017	2.8%	5.7%	7.34	10,983	18,389	-3.7%
2018	2.7%	4.8%	8.03	10,662	19,083	-2.2%
2019	2.1%	4.8%	8.28	10,082	18,584	-1.9%
2020	2.0%	4.3%	8.49	10,067	18,463	-1.8%
2021	2.0%	4.7%	8.67	10,481	19,046	-1.7%
2022	2.0%	5.0%	8.86	10,901	19,999	-1.8%
2023	2.0%	4.9%	9.03	11,119	20,399	-1.8%

Disclosure of detailed information about the determination of significant increase in risk using external credit rating text block [Text Block]	According to the original classification of the investment, there may be an increase with 1, 2 or 3 notches requared to determine a significant increase in risk, as shown in the following table:

EXTERNAL RATING ORIGIN	SIGNIFICANT INCREASE IN RISK
Ba1/BB+	3 Notches
Ba2/BB	3 Notches
Ba3/BB-	3 Notches
B1/B+	2 Notches
B2/B	2 Notches
B3/B-	1 Notch
Caa/CCC	1 Notch

Loans receivable, delinquency conditions [text block]
Loans are written off when the Bank concludes there is no realistic expectation of recovery of the loans and receivables balances from a client or third party. In general, this characteristic will be fulfilled when the following delinquency conditions are present:

Type	Length of delinquency
Consumer	180 days, 450 days for vehicles in GAH, 720 days for loans with mortgage guarantee in Banco Agricola
Commercial	360 days
Small Business Loan	180 days, 720 days for loans with guarantee in Banistmo
Mortgage	For Banistmo and Banco Agrícola from 720 days. GAH 1440 days.

Disclosure of detailed information about useful lives of property plant and equipment [text block]
The estimated useful lives for each asset group are:

Asset group	Useful life range
Buildings	10 to 75 years
Furniture and fixtures	5 to 20 years
Computer equipment	3 to 20 years
Equipment and machinery	3 to 40 years
Vehicles	3 to 6 years

FCP Fondo Colombia Inmobiliario S.A. [Member]
Disclosure of Significant Accounting Policies [Line Items]
Disclosure of non-controlling interests [text block]
The following table summarizes the assets, liabilities, net assets, net income and cash flows as of December 31, 2018, 2017 and 2016, related to the FCP Colombia Inmobiliario:

	December 31, 2018	December 31, 2017	December 31, 2016
	In millions of COP
Assets	3,205,133	2,698,224	2,009,382
Liabilities	963,841	1,048,867	655,315
Net assets	2,241,292	1,649,357	1,354,067
Condensed statement of income
Income
Valuation of investment properties	70,933	81,816	52,543
Valuation of trust rights	29,161	53,143	12,903
Rents	147,324	135,135	120,811
Profits of equity method investees	96,201	144,146	-
Other income	6,940	4,493	2,616
Total Income	350,559	418,733	188,873
Expenses
Interest on loans	67,593	68,900	67,558
Trust fees	554	322	9,004
Other expenses	121,162	86,270	49,078
Total Expenses	189,309	155,492	125,640
Net Income	161,250	263,241	63,233
Condensed cash flow
Net cash (used in) provided by operating activities	(351)	(394)	(372)
Net cash (used in) provided by investing activities	-	-	-
Net cash (used in) provided by financing activities	334	409	375
Cash and cash equivalents at beginning of year	18	3	-
Cash and cash equivalents at end of year	1	18	3

Agromercantil Holding [Member]
Disclosure of Significant Accounting Policies [Line Items]
Disclosure of non-controlling interests [text block]
The following table summarizes the assets, liabilities, net assets, net income and cash flows as of December 31, 2018, 2017 and 2016 of GAH.

	December 31, 2018	December 31, 2017	December 31, 2016
In millions of COP
Assets	13,556,250	12,191,869	11,795,358
Liabilities	12,209,984	10,847,895	10,477,427
Equity	1,346,266	1,343,974	1,317,931
Condensed statement of income
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off-balance sheet credit instruments	388,932	389,463	393,972
Total fees and commission, net	111,932	101,565	58,745
Other operating income	52,286	54,246	55,942
Dividends received and equity method	579	608	779
Total operating income, net	553,729	545,882	509,438
Operating expenses	(458,277)	(445,038)	(435,430)
Income tax	(15,910)	(21,546)	(11,197)
Net income	79,542	79,298	62,811
Condensed cash flow
Net cash (used in) provided by operating activities	(66,235)	192,850	(136,878)
Net cash (used in) provided by investing activities	244,949	(1,427)	(4,157)
Net cash (used in) provided by financing activities	(2,983)	(87,103)	(77,684)
Cash and cash equivalents at beginning of year	1,324,893	1,098,861	1,359,176
Cash and cash equivalents at end of year	1,500,624	1,203,181	1,140,457
Other comprehensive income
Investments at fair value through OCI	(6,598)	2,241	3,682
Translation adjustment	43,803	15,758	(64,195)
Others	(3,922)	(3,042)	6,959
Total other comprehensive income	33,283	14,957	(53,554)